UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2011

Check here if an Amendment [ ];  Amendment Number: _________
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Marc Lasry
Address:  c/o Avenue Capital Management II, L.P.
          399 Park Avenue, 6th Floor
          New York, New York  10022

Form 13F File Number:  028-10797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   Eric Ross, Attorney-in-Fact for Marc Lasry
Phone:  (212) 878-3520

Signature, Place, and Date of Signing:

/s/ Eric Ross             New York, New York       NOVEMBER 14, 2011
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  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Eleven (11)

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $450,913 (in thousands)

LIST OF OTHER INCLUDED MANAGERS:


NO.  FORM 13F FILE NO.                    NAME
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 1   028-12377         Avenue Capital Management II GenPar, LLC
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 2   028-11224         Avenue Capital Management II, L.P.
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 3   028-12370         GL Partners IV, LLC
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 4   028-12368         Avenue Capital Partners IV, LLC
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 5   028-12383         Avenue Special Situations Fund IV, L.P.
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 6   028-13479         GL Partners V, LLC
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 7   028-13480         Avenue Capital Partners V, LLC
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 8   028-13481         Avenue Special Situations Fund V, L.P.
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 9   028-14289         Avenue Partners, LLC
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 10  028-14290         Avenue International Master GenPar, Ltd.
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 11  028-14294         Avenue International Master, L.P.
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

                                    FORM 13F INFORMATION TABLE
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


Name of                    Title of             CUSIP     Value       SH/Prn SH/ Put/ Investment Other         Voting    Authority
Issuer                     Class                          (x1000)     Amount Prn Call Discretion Managers       Sole    Shared None

Central Euro Media         NOTE 5.000% 11/15/20 153443AH9  $1,603  2,227,000 SH       DEFINED    1,2          2,227,000
Central Euro Media         NOTE 5.000% 11/15/20 153443AH9 $15,506 27,614,000 SH       DEFINED                27,614,000
Central Euro Media Enter   CL A NEW             G20045202    $401     61,335 SH       DEFINED                    61,335
Chemtura Corporation       COM NEW              163893209    $353     35,199 SH       DEFINED    1,2             35,199
CIT Group, Inc.            COM NEW              125581801 $32,393  1,066,621 SH       DEFINED    1,2          1,066,621
CIT Group, Inc.            COM NEW              125581801 $22,236    732,159 SH       DEFINED    1,2,9,10,11    732,159
Citigroup Inc.             COM NEW              172967424  $3,247    126,723 SH       DEFINED    1,2            126,723
Citigroup Inc.             COM NEW              172967424 $27,970  1,091,706 SH       DEFINED    1,2,9,10,11  1,091,706
Delta Air Lines            COM NEW              247361702      $4        573 SH       DEFINED    1,2                573
Delta Air Lines            COM NEW              247361702      $9      1,157 SH       DEFINED    1,2,3,4,5        1,157
Delta Air Lines            COM NEW              247361702      $9      1,260 SH       DEFINED    1,2,9,10,11      1,260
Dryships Inc               NOTE 5.000% 12/1/20  262498AB4    $821  1,125,000 SH       DEFINED    1,2          1,125,000
General Motors Co.         COM                  37045V100 $36,846  1,825,860 SH       DEFINED    1,2          1,825,860
General Motors Co.         COM                  37045V100    $295     14,613 SH       DEFINED    1,2,3,4,5       14,613
General Motors Co.         COM                  37045V100  $1,261     62,494 SH       DEFINED    1,2,6,7,8       62,494
General Motors Co.         COM                  37045V100 $21,334  1,057,184 SH       DEFINED    1,2,9,10,11  1,057,184
General Motors Co.         *W EXP 07/10/2016    37045V118 $12,284  1,055,330 SH       DEFINED    1,2          1,055,330
General Motors Co.         *W EXP 07/10/2016    37045V118    $155     13,286 SH       DEFINED    1,2,3,4,5       13,286
General Motors Co.         *W EXP 07/10/2016    37045V118    $661     56,819 SH       DEFINED    1,2,6,7,8       56,819
General Motors Co.         *W EXP 07/10/2016    37045V118 $10,817    929,260 SH       DEFINED    1,2,9,10,11    929,260
General Motors Co.         *W EXP 07/10/2019    37045V126 $11,977  1,510,330 SH       DEFINED    1,2          1,510,330
General Motors Co.         *W EXP 07/10/2019    37045V126    $105     13,286 SH       DEFINED    1,2,3,4,5       13,286
General Motors Co.         *W EXP 07/10/2019    37045V126    $451     56,819 SH       DEFINED    1,2,6,7,8       56,819
General Motors Co.         *W EXP 07/10/2019    37045V126  $7,726    974,260 SH       DEFINED    1,2,9,10,11    974,260
IFM Investments LTD        ADS                  45172L100  $7,045  6,126,234 SH       DEFINED                 6,126,234
Lear Corp.                 COM NEW              521865204  $8,571    199,780 SH       DEFINED    1,2            199,780
Lear Corp.                 COM NEW              521865204 $18,037    420,448 SH       DEFINED    1,2,9,10,11    420,448
Magnachip Semiconductor    COM                  55933J203 $14,918  2,219,926 SH       DEFINED    1,2          2,219,926
Magnachip Semiconductor    COM                  55933J203 $43,861  6,526,958 SH       DEFINED    1,2,3,4,5    6,526,958
Magnachip Semiconductor    COM                  55933J203 $54,999  8,184,421 SH       DEFINED    1,2,6,7,8    8,184,421
Magnachip Semiconductor    COM                  55933J203 $22,191  3,302,273 SH       DEFINED    1,2,9,10,11  3,302,273
Navistar Intl Corp.        COM                  63934E108  $1,007     31,354 SH       DEFINED    1,2             31,354
Navistar Intl Corp.        COM                  63934E108  $4,708    146,563 SH       DEFINED    1,2,9,10,11    146,563
Spectrum Brands, Inc.      COM                  84763R101  $7,765    328,767 SH       DEFINED    1,2            328,767
Spectrum Brands, Inc.      COM                  84763R101 $15,368    650,628 SH       DEFINED    1,2,9,10,11    650,628
Tenet Healthcare Corp.     COM                  88033G100 $10,103  2,446,310 SH       DEFINED    1,2          2,446,310
Tenet Healthcare Corp.     COM                  88033G100 $12,882  3,119,216 SH       DEFINED    1,2,9,10,11  3,119,216
TRW Automotive Hldgs Corp  COM                  87264S106  $1,471     44,933 SH       DEFINED    1,2             44,933
TRW Automotive Hldgs Corp  COM                  87264S106 $12,185    372,290 SH       DEFINED    1,2,9,10,11    372,290
Verso Paper Corp           COM                  92531L108  $4,354  2,606,887 SH       DEFINED    1,2          2,606,887
Verso Paper Corp           COM                  92531L108    $471    282,210 SH       DEFINED    1,2,9,10,11    282,210
YRC Worldwide Inc.         COM NEW              984249300  $2,132 43,509,206 SH       DEFINED    1,2         43,509,206
YRC Worldwide Inc.         COM NEW              984249300    $382  7,785,936 SH       DEFINED    1,2,9,10,11  7,785,936
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